Loans and Leases	12 Months Ended
Dec. 31, 2015
Loans and Leases [Abstract]
Loans and Leases

NOTE 5 – LOANS AND LEASES

Loans and leases at December 31, 2015 and 2014 consist of the following:

	2015	2014

Residential real estate	$78,095,566	$80,367,773
Commercial	237,299,236	235,988,490
Agriculture	34,997,920	39,781,326
Consumer	3,857,293	4,799,575
Total loans and leases	$354,250,015	$360,937,164

Fixed rate loans and leases approximated $60,131,000 at December 31, 2015 and $65,287,000 at December 31, 2014.  Certain commercial and agricultural loans and leases are secured by real estate.

Most of the Corporation’s lending activities are with customers located in Northwestern and West Central Ohio.  As of December 31, 2015 and 2014, the Corporation’s loans and leases from borrowers in the agriculture industry represent the single largest industry and amounted to $34,997,920 and $39,781,326, respectively.  Agriculture loans and leases are generally secured by property and equipment.  Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products.  Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock.  Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Corporation originates 1-4 family real estate and consumer loans and leases utilizing credit reports to supplement the underwriting process. The Corporation’s underwriting standards for 1-4 family loans and leases are generally in accordance with the Federal Home Loan Mortgage Corporation (FHLMC) manual underwriting guidelines.  Properties securing 1-4 family real estate loans and leases are appraised by fee appraisers, which is independent of the loan and lease origination function and has been approved by the Board of Directors and the Loan Policy Committee.  The loan-to-value ratios normally do not exceed 80% without credit enhancements such as mortgage insurance.  The Corporation will lend up to 100% of the lesser of the appraised value or purchase price for conventional 1-4 family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans and leases include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan or lease.  To monitor and manage loan and lease risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan and lease amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis.  The Corporation’s 1-4 family real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans and leases are subject to underwriting standards and processes similar to commercial and agricultural operating loans and leases, in addition to those unique to real estate loans and leases. These loans and leases are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.  Loan to value is generally 75% of the cost or appraised value of the assets.  Appraisals on properties securing these loans are performed by fee appraisers approved by the Board of Directors.  Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to adverse conditions in the real estate market or the economy.  Management monitors and evaluates commercial and agricultural real estate loans and leases based on collateral and risk rating criteria. The Corporation may require guarantees on these loans and leases.  The Corporation’s commercial and agricultural real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans and leases are underwritten based on the Corporation’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed.  This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans and leases may fluctuate in value after the initial evaluation. A first priority lien on the general assets of the business normally secures these types of loans and leases. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may be required for agricultural borrowers.  Loans are generally guaranteed by the principal(s). The Corporation’s commercial and agricultural operating lending is primarily in its primary market area.

The Corporation maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The internal audit process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The following tables present the activity in the allowance for loan and lease losses by portfolio segment for the years ended December 31, 2015, 2014 and 2013:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2014	$198,367	$3,255,148	$362,895	$23,098	$3,839,508
Provision (credit) charged to
expenses	971,187	(767,134)	165,745	12,202	382,000
Losses charged off	(348,613)	(97,959)	(175,656)	(16,014)	(638,242)
Recoveries	71,645	150,338	20,356	8,861	251,200
Balance at December 31, 2015	$892,586	$2,540,393	$373,340	$28,147	$3,834,466

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391
Provision (credit) charged to
expenses	(563,961)	(4,254)	125,961	12,254	(430,000)
Losses charged off	(97,901)	(270,032)	(116,812)	(12,197)	(496,942)
Recoveries	554,795	183,148	8,943	5,173	752,059
Balance at December 31, 2014	$198,367	$3,255,148	$362,895	$23,098	$3,839,508

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
Provision (credit) charged to
expenses	(518,117)	(25,938)	(264,301)	(24,569)	(832,925)
Losses charged off	(218,394)	(2,394,884)	(3,896)	(23,305)	(2,640,479)
Recoveries	14,108	526,933	10,709	18,440	570,190
Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391

The following tables present the balance in the allowance for loan and lease losses and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2015 and 2014:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2015
Allowance for loan and lease
losses:
Attributable to loans and
leases individually
evaluated for impairment	$527,940	$842,643	$-	$-	$1,370,583
Collectively evaluated for
impairment	364,646	1,697,750	373,340	28,147	2,463,883
Total allowance for loan
and lease losses	$892,586	$2,540,393	$373,340	$28,147	$3,834,466

Loans and leases:
Individually evaluated for
impairment	$2,192,266	$3,819,786	$-	$-	$6,012,052
Acquired with deteriorated
credit quality	42,733	669,336	73,625	-	785,694
Collectively evaluated for
impairment	64,091,775	201,481,260	78,021,941	3,857,293	347,452,269
Total ending loans and
leases balance	$66,326,774	$205,970,382	$78,095,566	$3,857,293	$354,250,015

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2014
Allowance for loan and lease
losses:
Attributable to loans and
leases individually
evaluated for impairment	$-	$806,944	$-	$-	$806,944
Collectively evaluated for
impairment	198,367	2,448,204	362,895	23,098	3,032,564
Total allowance for loan
and lease losses	$198,367	$3,255,148	$362,895	$23,098	$3,839,508

Loans and leases:
Individually evaluated for
impairment	$197,803	$3,483,640	$-	$-	$3,681,443
Acquired with deteriorated
credit quality	20,573	1,060,927	201,343	652	1,283,495
Collectively evaluated for
impairment	63,604,790	207,402,083	80,166,430	4,798,923	355,972,226
Total ending loans and
leases balance	$63,823,166	$211,946,650	$80,367,773	$4,799,575	$360,937,164

The following is a summary of the activity in the allowance for loan and lease losses of impaired loans, which is a part of the Corporation’s overall allowance for loan and lease losses for the years ended December 31, 2015, 2014, and 2013:

	2015	2014	2013

Balance at beginning of year	$806,944	$179,016	$2,921,950
Provision charged to expenses	852,126	262,834	(573,330)
Loans charged off	(326,801)	(230,905)	(2,419,873)
Recoveries	38,314	595,999	250,269
Balance at end of year	$1,370,583	$806,944	$179,016

No additional funds are committed to be advanced in connection with impaired loans and leases.

The average balance of impaired loans and leases (excluding loans and leases acquired with deteriorated credit quality) approximated $5,579,000 $3,851,000, and $9,761,000 during 2015, 2014, and 2013, respectively.  There was approximately $339,000,  $197,000, and $203,000 in interest income recognized by the Corporation on impaired loans and leases on an accrual or cash basis during 2015, 2014, and 2013, respectively.

The following table presents loans and leases individually evaluated for impairment by class of loans as of December 31, 2015 and 2014:

	2015		2014
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance
recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real
estate	-	-	1,005,067	-
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
With an allowance recorded:
Commercial	2,192,266	527,940	197,803	85,561
Commercial and multi-family real
estate	3,819,787	842,643	2,478,573	721,383
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$6,012,053	$1,370,583	$3,681,443	$806,944

The following table presents the recorded investment in nonaccrual loans and leases, loans and leases past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2015 and 2014:

	2015			2014
	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$355,415	$-	$-	$199,160	$25,284	$-
Commercial real estate	4,112,605	-	1,403,187	3,351,521	1,253,936	1,967,898
Agricultural real estate	52,061	259,858	-	78,640	-	-
Agriculture	19,312	-	-	-	-	-
Consumer	11,977	-	-	4,450	758	-
Residential:
1 – 4 family	1,393,568	-	392,455	1,355,060	210,793	153,260
Home equity	-	-	-	231,885	22,228	-
Total	$5,944,938	$259,858	$1,795,642	$5,220,716	$1,512,999	$2,121,158

The nonaccrual balances in the table above include troubled debt restructurings that have been classified as nonaccrual.

The following table presents the aging of the recorded investment in past due loans and leases as of December 31, 2015 and 2014 by class of loans and leases:

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2015
Commercial	$80,898	$50,000	$121,057	$251,955	$53,210,222	$53,462,177
Commercial real estate	643,541	15,422	1,225,385	1,884,348	181,952,711	183,837,059
Agriculture	150,064	-	19,312	169,376	12,695,221	12,864,597
Agricultural real estate	93,871	-	259,858	353,729	21,779,594	22,133,323
Consumer	49,389	301	4,824	54,514	3,802,779	3,857,293
Residential real estate	2,146,892	244,123	388,584	2,779,599	75,315,967	78,095,566
Total	$3,164,655	$309,846	$2,019,020	$5,493,521	$348,756,494	$354,250,015

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2014
Commercial	$212,495	$210,541	$36,494	$459,530	$48,300,122	$48,759,652
Commercial real estate	1,150,611	1,852,191	3,053,809	6,056,611	181,172,227	187,228,838
Agriculture	49,312	-	-	49,312	15,014,202	15,063,514
Agricultural real estate	-	-	17,535	17,535	24,700,277	24,717,812
Consumer	26,295	44,537	2,941	73,773	4,725,802	4,799,575
Residential real estate	249,963	386,278	732,913	1,369,154	78,998,619	80,367,773
Total	$1,688,676	$2,493,547	$3,843,692	$8,025,915	$352,911,249	$360,937,164

Credit Quality Indicators:

The Corporation categorizes loans and leases into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Corporation analyzes loans and leases individually by classifying the loans and leases as to the credit risk.  This analysis generally includes loans and leases with an outstanding balance greater than $500,000 (increased from $250,000 in 2015) and non-homogenous loans and leases, such as commercial and commercial real estate loans and leases.  This analysis is performed on a quarterly basis.  The Corporation uses the following definitions for risk ratings:

•

Special Mention:  Loans and leases which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification.  Such loans and leases pose unwarranted financial risk that, if not corrected, could weaken the loan and lease and increase risk in the future.  The key distinctions of a Special Mention classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

•

Substandard:  These loans and leases are inadequately protected by the current sound net worth and paying ability of the borrower.  Loans and leases of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow.  These loans and leases may also have historic and/or severe delinquency problems, and Corporation management may depend on secondary repayment sources to liquidate these loans and leases.  The Corporation could sustain some degree of loss in these loans and leases if the weaknesses remain uncorrected.

•

Doubtful:  Loans and leases in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable.  This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

Loans and leases not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans and leases.  Loans and leases listed as not rated are generally either less than $500,000 (increased from $250,000 in 2015) or are included in groups of homogenous loans and leases. As of December 31, 2015 and 2014, and based on the most recent analysis performed, the risk category of loans by class of loans and leases is as follows:

	Pass	Special Mention	Substandard	Doubtful	Not rated

2015
Commercial	$41,184,348	$2,806,324	$2,656,154	$-	$19,679,948
Commercial and multi-
family real estate	139,351,079	7,562,337	5,975,868	-	53,081,098
Residential 1 - 4 family	222,552	-	-	-	77,873,014
Consumer	-	-	-	-	3,857,293
Total	$180,757,979	$10,368,661	$8,632,022	$-	$154,491,353

	Pass	Special Mention	Substandard	Doubtful	Not rated

2014
Commercial	$53,737,496	$1,515,485	$180,574	$197,803	$8,191,808
Commercial and multi-
family real estate	172,674,560	9,780,593	8,902,162	110,202	20,479,134
Residential 1 - 4 family	-	-	110,759	-	80,257,013
Consumer	-	-	758	-	4,798,817
Total	$226,412,056	$11,296,078	$9,194,253	$308,005	$113,726,772

The Corporation considers the performance of the loan and lease portfolio and its impact on the allowance for loan and lease losses.  For all loan classes that are not rated, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  Generally, all loans not rated that are 90 days past due or are classified as nonaccrual and collectively evaluated for impairment, are considered nonperforming.  The following table presents the recorded investment in all loans that are not risk rated, based on payment activity as of December 31, 2015 and 2014:

	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2015
Performing	$19,539,579	$52,249,417	$77,484,430	$3,852,469
Nonperforming	140,369	831,681	388,584	4,824
Total	$19,679,948	$53,081,098	$77,873,014	$3,857,293

	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2014
Performing	$8,166,789	$19,307,124	$78,045,118	$4,788,985
Nonperforming	25,019	1,172,010	2,211,895	9,832

Total	$8,191,808	$20,479,134	$80,257,013	$4,798,817

Modifications:

The Corporation’s loan and lease portfolio also includes certain loans and leases that have been modified in a TDR, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties.  These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  All TDRs are also classified as impaired loans and leases.

When the Corporation modifies a loan or lease, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan or lease agreement, except when the sole (remaining) source of repayment for the loan or lease is the operation or liquidation of the collateral.  In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows.  If management determines that the value of the modified loan or lease is less than the recorded investment in the loan or lease (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan or lease balance if collection is not expected.

The following table includes the recorded investment and number of modifications for TDR loans and leases during the years ended December 31, 2015 and December 31, 2014

	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2015
Residential Real Estate	8	$245,016	$-
Commercial Real Estate	8	416,403
Total	16	$661,419	$-

2014
Commercial Real Estate	1	$1,967,706	$606,179

The concessions granted during 2015 included the following:  the bank extended the current due dates and payments on seven loans, extended the maturity and re-amortized the payments on two loans, re-amortized the payments on five loans, granted an interest only period on one loan and converted a line of credit to a term loan on one loan. In 2014, the concession granted which resulted in the TDR was the Bank agreed to extend an interest only period to the borrower.

The following is additional information with respect to loans and leases acquired with The Ohio State Bank acquisition as of December 31, 2015 and December 31, 2014:

	Contractual
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2014	$58,436,586	$(3,143,613)	$55,292,973
Accretion of loan discounts	(16,555,787)	1,332,920	(15,222,867)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	(7,120)	1,225	(5,895)
Balance at December 31, 2015	$41,873,679	$(1,809,468)	$40,064,211

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at December 31, 2014	$2,688,709	$(1,788,138)	$900,571
Change due to payments received	(367,624)	241,261	(126,363)
Transfer to foreclosed real estate	(213,675)	207,043	(6,632)
Change due to loan charge-off	(147,983)	145,650	(2,333)
Balance at December 31, 2015	$1,959,427	$(1,194,184)	$765,243

As a result of The Ohio State Bank acquisition, the Corporation has loans, for which there was at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition, that all contractually required payments would not be collected.  The carrying amount of those loans as of December 31, 2015, December 31, 2014 as well as the date of acquisition, November 14, 2014 was $765,243,  $900,571 and $958,744, respectively.

No provision for loan and lease losses was recognized during the year ended December 31, 2015 related to the acquired loans as there was no significant change to the valuation of loans acquired from the date of acquisition of November 14, 2014 to December 31, 2015.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan and lease customers of the Corporation.  Such loans and leases are made in the ordinary course of business in accordance with the normal lending policies of the Corporation, including the interest rate charged and collateralization.  Such loans amounted to $63,285,  $34,391, and $45,480 at December 31, 2015, 2014, and 2013, respectively.  The following is a summary of activity during 2015, 2014, and 2013 for such loans:

	2015	2014	2013
Beginning of year	$34,391	$45,480	$989,194
Additions	160,000	4,045	-
Repayments	(131,106)	(15,134)	(943,714)
End of year	$63,285	$34,391	$45,480

Additions and repayments include loan and lease renewals, as well as net borrowings and repayments under revolving lines-of-credit.